Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term loan and interest receivable from GTAC
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	$ 755,973	$ 821,253
Assets at fair value	760,143	824,092
Increase (Decrease) of Fair Value Over Carrying Value of assets	4,170	2,839
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	80,184	85,248
Open Ended Fund
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	945,176	1,135,803
Assets at fair value	945,176	1,135,803
Publicly traded equity instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	3,517,711	5,397,504
Assets at fair value	3,517,711	5,397,504
Other Equity Instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	1,607,969	468,552
Assets at fair value	1,607,969	468,552
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of assets	133,324
Assets at fair value	133,324
Senior Notes Due 2049
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	15,377,325	14,961,975
Liabilities at fair value	19,307,154	18,978,667
Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,509,405	5,035,860
Long-term notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	20,260,404	19,602,893
Liabilities at fair value	20,417,854	19,801,142
U.S. dollar | 6.625% Senior Notes due 2025
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	12,301,860	11,969,580
Liabilities at fair value	14,056,843	14,609,830
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	1,754,983	2,640,250
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	3,160,667	4,101,233
U.S. dollar | 4.625% Senior Notes due 2026
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,150,930	5,984,790
Liabilities at fair value	6,685,200	6,840,854
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	534,270	856,064
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,202,790	1,540,149
U.S. dollar | 8.50% Senior Notes due 2032
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,150,930	5,984,790
Liabilities at fair value	8,857,216	9,193,415
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	2,706,286	3,208,625
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	3,592,008	4,127,967
U.S. dollar | 6.625% Senior Notes due 2040
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	12,301,860	11,969,580
Liabilities at fair value	16,678,493	16,780,992
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	4,376,633	4,811,412
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	6,044,482	6,489,511
U.S. dollar | 5% Senior Notes due 2045
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	20,503,100	19,949,300
Liabilities at fair value	24,205,140	24,282,886
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	3,702,040	4,333,586
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	6,122,554	6,761,875
U.S. dollar | 6.125% Senior Notes due 2046
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	18,452,790	17,954,370
Liabilities at fair value	25,029,180	24,970,938
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	6,576,390	7,016,568
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	9,079,308	9,513,662
U.S. dollar | Senior Notes Due 2049
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	15,377,325	14,961,975
Liabilities at fair value	19,307,154	18,978,667
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	3,929,829	4,016,692
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	5,860,544	5,914,559
Mexican peso | Notes due 2027
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,509,405	5,035,860
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	9,405	535,860
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	460,346	1,039,446
Mexican peso | 8.49% Senior Notes due 2037
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,110,480	4,087,575
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(389,520)	(412,425)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	21,528	(3,668)
Mexican peso | 7.25% Senior Notes due 2043
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	6,500,000	6,500,000
Liabilities at fair value	4,611,620	5,150,860
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,888,380)	(1,349,140)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(1,427,218)	(834,054)
Mexican peso | Long-term notes payable to Mexican banks
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	20,260,404	19,602,893
Liabilities at fair value	20,417,854	19,801,142
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	157,450	198,249
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	2,199,235	2,178,363
Mexican peso | Lease liabilities,
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	9,680,559	9,292,351
Liabilities at fair value	9,830,878	9,343,100
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	150,319	50,749
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,133,407	985,059
Mexican peso | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments
Carrying value of liabilities	172,885	3,476,223
Liabilities at fair value	$ 172,885	$ 3,476,223